Dividends and Other Appropriations - Additional Information (Details) £ / shares in Units, £ in Millions		12 Months Ended
	Feb. 08, 2018 GBP (£)	Dec. 31, 2017 GBP (£) InterimDividend £ / shares	Dec. 31, 2016 GBP (£) £ / shares	Dec. 31, 2015 GBP (£) £ / shares
Disclosure Of Dividends [Line Items]
Number of interim quarterly dividend payments | InterimDividend		4
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | £ / shares		£ 0.436
Interim dividend payable date		Feb. 08, 2018
Dividend declared per share | £ / shares		£ 218.2	£ 169.4	£ 154.0
Dividend declared | £		£ 4,465	£ 3,155	£ 2,851
Major Ordinary Share Transactions
Disclosure Of Dividends [Line Items]
Dividend declared | £	£ 1,000